Putnam Income Fund
The fund's portfolio
1/31/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (60.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (7.2%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/15/31 to 10/15/31	$165,910	$189,350
6.00%, with due dates from 12/20/48 to 4/20/49	941,525	1,033,648
5.50%, with due dates from 1/20/49 to 11/20/49	3,740,730	4,145,046
5.00%, with due dates from 6/15/40 to 11/20/49	24,494,438	26,727,455
4.70%, with due dates from 6/20/65 to 8/20/67	1,175,022	1,319,144
4.671%, 5/20/65	257,774	280,540
4.667%, 9/20/65	272,714	294,211
4.666%, 6/20/65	115,439	125,594
4.626%, 6/20/65	42,078	45,089
4.625%, 6/20/67	888,778	994,320
4.58%, 5/20/65	44,370	48,453
4.527%, 8/20/65	69,649	74,344
4.509%, 3/20/67	1,123,978	1,250,425
4.50%, 12/20/68	2,005,141	2,148,151
4.50%, TBA, 2/1/50	8,000,000	8,406,250
4.50%, with due dates from 5/20/44 to 1/20/50	7,417,056	8,119,330
4.492%, 5/20/65	71,407	76,313
4.483%, 6/20/65	39,804	43,475
4.472%, 5/20/65	931,421	1,010,817
4.405%, 6/20/65	27,194	29,612
4.324%, 5/20/67	339,342	378,791
4.00%, TBA, 2/1/50	36,000,000	37,321,877
4.00%, with due dates from 2/20/48 to 1/20/50	9,105,730	9,763,247
3.50%, TBA, 2/1/50	47,000,000	48,479,767
3.50%, with due dates from 11/15/47 to 11/20/49	27,285,361	28,979,847
3.50%, 8/20/45(i)	6,531,925	6,849,033
3.50%, with due dates from 11/15/42 to 1/15/43	432,237	454,976
3.00%, 2/20/50(FWC)	2,131,289	2,198,058
3.00%, 12/20/49(FWC)	2,131,289	2,200,056
3.00%, TBA, 2/1/50	3,000,000	3,084,844
3.00%, with due dates from 3/20/43 to 10/20/46	1,930,658	2,006,061

		198,078,124
U.S. Government Agency Mortgage Obligations (53.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, with due dates from 3/1/41 to 6/1/49	474,017	527,972
4.50%, with due dates from 7/1/44 to 11/1/49	1,184,445	1,284,209
4.50%, 4/1/24(i)	1,148,965	1,193,742
4.00%, with due dates from 12/1/44 to 7/1/49	8,236,624	8,808,458
3.50%, with due dates from 4/1/42 to 11/1/47	7,471,370	7,863,476
3.00%, 10/1/46	2,864,586	2,982,774
3.00%, 1/1/33(i)	1,343,482	1,392,501
2.50%, 4/1/43	627,109	637,625
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 5/1/41	2,784,413	3,230,597
5.50%, with due dates from 1/1/33 to 2/1/35	466,873	526,391
5.00%, with due dates from 3/1/40 to 8/1/49	6,412,769	7,080,233
4.50%, with due dates from 7/1/44 to 11/1/49	7,557,351	8,187,907
4.00%, 1/1/57	6,999,570	7,585,072
4.00%, with due dates from 8/1/44 to 11/1/49	8,950,987	9,594,255
3.82%, 10/1/31(i)	865,547	972,960
3.50%, 9/1/57	11,040,262	11,740,618
3.50%, with due dates from 5/1/56 to 6/1/56	4,560,003	4,874,027
3.50%, with due dates from 5/1/42 to 2/1/47	12,989,043	13,696,030
3.50%, 6/1/31	566,169	597,593
3.00%, with due dates from 9/1/42 to 3/1/47	16,310,067	17,058,333
2.50%, 12/1/47	5,147,789	5,234,111
Uniform Mortgage-Backed Securities
6.00%, TBA, 2/1/50	2,000,000	2,196,406
4.50%, TBA, 2/1/50	22,000,000	23,271,875
4.00%, TBA, 2/1/50	99,000,000	103,416,331
3.50%, TBA, 3/1/50	290,000,000	299,334,375
3.50%, TBA, 2/1/50	290,000,000	299,379,702
3.00%, TBA, 3/1/50	174,000,000	177,819,839
3.00%, TBA, 2/1/50	449,000,000	459,207,746

		1,479,695,158

Total U.S. government and agency mortgage obligations (cost $1,667,537,240)		$1,677,773,282

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.125%, 4/15/20(i)	$19,771	$19,762

Total U.S. treasury obligations (cost $19,762)		$19,762

MORTGAGE-BACKED SECURITIES (32.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (12.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 19.048%, 4/15/37	$507,518	$840,044
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 18.274%, 5/15/35	70,094	105,765
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 16.743%, 12/15/36	150,300	219,964
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 14.831%, 3/15/35	365,504	489,483
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 12.661%, 6/15/34	211,178	248,155
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.524%, 12/15/47	32,059,009	5,708,911
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	3,569,450	363,013
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,616,207	257,555
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	1,457,942	143,493
REMICs Ser. 3707, Class PI, IO, 4.50%, 7/15/25	278,069	6,138
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.424%, 8/15/56	26,104,192	6,140,489
REMICs IFB Ser. 4596, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.424%, 6/15/46	21,123,065	3,701,395
REMICs IFB Ser. 4077, Class HS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.424%, 7/15/42	14,759,413	2,534,931
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.374%, 9/25/49	28,563,357	3,468,351
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.374%, 6/15/42	30,689,096	3,567,607
REMICs IFB Ser. 3852, Class NT, ((-1 x 1 Month US LIBOR) + 6.00%), 4.324%, 5/15/41	955,080	998,584
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	10,531,423	1,263,771
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	8,110,561	1,181,384
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	7,606,636	972,273
REMICs Ser. 4182, Class GI, IO, 3.00%, 1/15/43	9,779,140	471,601
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	4,404,336	392,817
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	10,228,842	795,906
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	11,129,319	1,008,669
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	6,727,255	495,104
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	3,922,487	247,509
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	10,045,971	523,083
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	4,728,239	304,090
REMICs Ser. 4004, IO, 3.00%, 3/15/26	3,260,838	85,760
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	3,742,671	3,424,042
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	8,288	7,322
REMICs Ser. 3391, PO, zero %, 4/15/37	77,873	69,852
REMICs Ser. 3300, PO, zero %, 2/15/37	95,825	85,686
REMICs Ser. 3206, Class EO, PO, zero %, 8/15/36	4,169	3,823
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	17,245	15,470
REMICs Ser. 3210, PO, zero %, 5/15/36	13,450	12,774
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	10,749	9,111
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	14,202	11,891
Strips Ser. 315, PO, zero %, 9/15/43	11,576,626	10,220,602
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 29.935%, 7/25/36	247,529	445,923
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 18.477%, 3/25/36	246,574	414,927
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR) + 23.10%), 17.287%, 11/25/35	320,975	436,206
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 15.267%, 8/25/35	112,877	152,271
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 14.974%, 12/25/35	270,630	370,168
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 13.076%, 11/25/34	41,624	48,379
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 9.578%, 5/25/40	468,681	559,230
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	22,158,507	3,960,833
REMICs IFB Ser. 15-66, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.589%, 9/25/45	28,902,322	5,240,569
REMICs IFB Ser. 14-87, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.589%, 1/25/45	20,236,261	3,743,708
REMICs IFB Ser. 18-29, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.539%, 5/25/48	34,628,367	5,099,720
REMICs Ser. 17-72, Class ID, IO, 4.50%, 9/25/47	36,505,569	6,271,657
Interest Strip Ser. 409, Class C24, IO, 4.50%, 4/25/42	10,366,563	1,738,006
REMICs Ser. 18-3, Class AI, IO, 4.50%, 12/25/47	22,824,879	3,903,511
REMICs Ser. 17-87, Class IA, IO, 4.50%, 11/25/47	15,939,347	2,749,537
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.489%, 1/25/48	27,949,551	5,464,610
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.439%, 2/25/49	31,850,009	5,859,765
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.439%, 1/25/49	17,585,045	2,720,187
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.439%, 12/25/46	23,758,271	4,332,083
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.389%, 3/25/46	51,970,661	8,983,830
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.339%, 11/25/49	11,480,161	3,036,158
REMICs IFB Ser. 19-57, Class LS, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 4.339%, 10/25/49	50,601,762	9,740,839
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	4,572,189	336,408
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	9,869,096	1,539,579
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	9,181,469	1,119,783
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	5,642,338	476,297
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	5,154,613	464,482
REMICs Ser. 17-12, IO, 3.50%, 3/25/47	14,324,059	1,568,890
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	11,470,306	1,115,320
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	3,754,366	356,441
REMICs Ser. 14-10, IO, 3.50%, 8/25/42	5,437,378	562,642
REMICs Ser. 12-128, Class QI, IO, 3.50%, 6/25/42	6,314,355	509,193
REMICs Ser. 12-101, Class PI, IO, 3.50%, 8/25/40	8,104,977	319,693
REMICs Ser. 14-20, Class IA, IO, 3.50%, 7/25/39	5,404,770	151,998
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	3,403,755	285,238
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	5,052,223	425,220
REMICs Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	7,080,840	448,217
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	2,930,555	142,006
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	4,674,371	218,155
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	8,063,790	340,042
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	7,003,594	235,832
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	1,893,243	61,106
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	2,258,997	65,633
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	10,717,379	743,700
REMICs FRB Ser. 01-50, Class B1, IO, 0.376%, 10/25/41(WAC)	262,495	1,129
Trust FRB Ser. 05-W4, Class 1A, IO, 0.062%, 8/25/45(WAC)	76,275	92
REMICs Ser. 03-34, Class P1, PO, zero %, 4/25/43	125,177	103,897
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	15,629	14,856
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	84,873	75,401
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	7,741	6,982
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	9,637	8,836
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	7,937	7,068
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	8,691,424	1,560,719
IFB Ser. 10-9, Class YD, IO, ((-1 x 1 Month US LIBOR) + 6.80%), 5.13%, 1/16/40	17,155,638	3,599,903
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	380,780	56,447
Ser. 15-69, IO, 5.00%, 5/20/45	11,622,678	2,422,631
Ser. 14-180, IO, 5.00%, 12/20/44	17,123,031	3,577,857
Ser. 14-76, IO, 5.00%, 5/20/44	4,513,740	897,570
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,112,808	411,786
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	43,250	3,013
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,439,080	284,935
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	12,543,919	2,474,915
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	5,908,832	1,226,083
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 4.592%, 7/20/48	12,945,661	1,958,031
IFB Ser. 12-149, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 4.542%, 12/20/42	20,565,590	3,955,586
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month US LIBOR) + 0.00%), 4.53%, 9/16/44	14,171,929	3,976,997
Ser. 19-83, IO, 4.50%, 6/20/49	33,560,122	5,370,962
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,273,566	131,827
Ser. 15-13, Class BI, IO, 4.50%, 1/20/45	26,592,303	5,038,664
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	3,218,623	355,046
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	7,825,391	1,129,912
Ser. 12-129, IO, 4.50%, 11/16/42	4,540,968	934,985
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	2,198,884	381,844
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	2,264,250	408,244
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39	9,840,607	610,019
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29	5,490,076	444,586
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 4.492%, 9/20/43	1,597,869	301,038
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.442%, 7/20/49	36,694,615	6,298,264
IFB Ser. 19-83, Class SW, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.442%, 7/20/49	42,511,907	7,411,526
IFB Ser. 19-65, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.442%, 5/20/49	16,822,235	3,112,786
IFB Ser. 18-155, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.442%, 11/20/48	34,999,906	4,897,953
IFB Ser. 18-148, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 4.43%, 2/16/46	24,678,656	4,724,840
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.392%, 10/20/49	6,530,867	1,804,152
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.392%, 8/20/49	6,548,755	818,594
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.392%, 6/20/49	18,911,926	3,025,908
IFB Ser. 19-44, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.392%, 4/20/49	27,089,155	3,769,700
IFB Ser. 19-21, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.392%, 2/20/49	27,142,329	3,354,792
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 4.342%, 10/20/49	4,433,568	1,163,550
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	12,906,669	2,053,967
Ser. 15-94, IO, 4.00%, 7/20/45	593,290	114,208
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	2,115,486	190,940
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	13,435,298	2,570,173
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	4,182,247	725,598
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	5,935,761	586,548
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43	8,327,870	967,390
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	4,628,745	772,638
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	30,955,858	5,728,072
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	10,039,330	1,097,198
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	2,565,947	121,615
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	4,919,328	227,175
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38	2,093,276	21,295
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	5,450,793	208,780
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	5,558,039	684,584
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45	10,493,878	923,461
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	9,395,872	634,221
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	7,147,675	1,117,182
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	7,196,178	823,962
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	3,134,174	332,285
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	2,751,609	357,159
Ser. 12-145, IO, 3.50%, 12/20/42	4,651,073	786,864
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,979,342	254,919
Ser. 12-136, IO, 3.50%, 11/20/42	11,953,806	2,046,874
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	15,790,769	2,764,514
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	14,155,271	1,087,974
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	6,274,460	498,945
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	4,995,596	369,040
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	10,721,936	1,038,956
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	20,059,653	1,303,877
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38	7,450,152	252,839
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	6,703,320	431,023
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	9,730,045	846,339
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	4,186,198	208,473
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	10,770,263	675,295
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36	2,522,228	111,230
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29	4,061,601	279,032
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29	4,167,763	293,411
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28	8,185,808	609,843
Ser. 17-H18, Class CI, IO, 2.749%, 9/20/67(WAC)	13,995,822	2,011,899
Ser. 19-H02, Class DI, IO, 2.644%, 11/20/68(WAC)	24,078,089	2,829,175
Ser. 18-H20, Class BI, IO, 2.644%, 6/20/68(WAC)	29,781,815	3,238,772
FRB Ser. 15-H16, Class XI, IO, 2.642%, 7/20/65(WAC)	20,588,174	2,091,759
Ser. 18-H17, Class GI, IO, 2.624%, 10/20/68(WAC)	28,068,976	3,192,846
Ser. 20-H02, Class GI, IO, 2.607%, 1/20/70(WAC)	36,983,504	4,391,791
Ser. 16-H27, Class BI, IO, 2.583%, 12/20/66(WAC)	12,225,791	1,346,439
Ser. 19-H14, Class IB, IO, 2.579%, 8/20/69(WAC)	29,020,212	3,482,425
Ser. 16-H23, Class NI, IO, 2.469%, 10/20/66(WAC)	41,017,561	4,421,693
Ser. 16-H04, Class KI, IO, 2.338%, 2/20/66(WAC)	27,267,393	1,908,718
Ser. 17-H12, Class QI, IO, 2.314%, 5/20/67(WAC)	22,294,220	2,447,861
Ser. 16-H24, Class JI, IO, 2.262%, 11/20/66(WAC)	15,439,446	1,814,135
Ser. 16-H02, Class HI, IO, 2.241%, 1/20/66(WAC)	42,127,992	3,214,366
Ser. 17-H08, Class NI, IO, 2.167%, 3/20/67(WAC)	14,343,680	1,549,117
Ser. 16-H11, Class HI, IO, 2.10%, 1/20/66(WAC)	34,438,491	2,755,079
Ser. 15-H15, Class JI, IO, 2.006%, 6/20/65(WAC)	17,311,065	1,601,274
Ser. 17-H23, Class BI, IO, 1.919%, 11/20/67(WAC)	19,730,439	1,907,933
Ser. 15-H25, Class CI, IO, 1.915%, 10/20/65(WAC)	21,160,289	1,853,641
Ser. 15-H26, Class DI, IO, 1.906%, 10/20/65(WAC)	17,728,477	1,574,058
Ser. 15-H12, Class AI, IO, 1.889%, 5/20/65(WAC)	25,912,460	1,975,048
Ser. 18-H05, Class AI, IO, 1.883%, 2/20/68(WAC)	20,695,995	2,625,804
Ser. 15-H20, Class AI, IO, 1.857%, 8/20/65(WAC)	23,346,204	1,965,750
Ser. 15-H10, Class CI, IO, 1.841%, 4/20/65(WAC)	25,648,489	2,084,837
Ser. 15-H12, Class GI, IO, 1.829%, 5/20/65(WAC)	31,123,984	2,617,527
Ser. 17-H10, Class MI, IO, 1.798%, 4/20/67(WAC)	18,592,992	1,677,088
Ser. 15-H12, Class EI, IO, 1.732%, 4/20/65(WAC)	24,287,956	1,913,891
Ser. 15-H09, Class BI, IO, 1.724%, 3/20/65(WAC)	28,017,297	2,004,918
Ser. 15-H01, Class CI, IO, 1.659%, 12/20/64(WAC)	21,561,175	906,971
Ser. 15-H25, Class AI, IO, 1.641%, 9/20/65(WAC)	20,606,599	1,557,859
Ser. 15-H17, Class CI, IO, 1.624%, 6/20/65(WAC)	23,368,454	981,078
Ser. 15-H14, Class BI, IO, 1.598%, 5/20/65(WAC)	2,078,407	86,406
Ser. 15-H04, Class AI, IO, 1.594%, 12/20/64(WAC)	27,457,718	2,127,973
Ser. 15-H28, Class DI, IO, 1.586%, 8/20/65(WAC)	24,757,040	1,623,022
Ser. 17-H14, Class EI, IO, 1.518%, 6/20/67(WAC)	23,147,987	1,880,774
Ser. 18-H02, Class EI, IO, 1.503%, 1/20/68(WAC)	16,444,777	2,065,875
Ser. 14-H11, Class GI, IO, 1.503%, 6/20/64(WAC)	43,570,851	2,876,591
Ser. 14-H07, Class BI, IO, 1.496%, 5/20/64(WAC)	35,154,090	2,592,614
Ser. 10-H19, Class GI, IO, 1.45%, 8/20/60(WAC)	24,556,348	1,283,659
IFB Ser. 11-70, Class YI, IO, ((-1 x 1 Month US LIBOR) + 5.00%), 0.15%, 12/20/40	8,995,996	32,131
Ser. 10-151, Class KO, PO, zero %, 6/16/37	172,467	151,616
Ser. 06-36, Class OD, PO, zero %, 7/16/36	12,083	10,538

		336,061,186
Commercial mortgage-backed securities (8.8%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.486%, 1/15/49(WAC)	406,655	801
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	813,206	8
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42(WAC)	20,696,773	207
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.561%, 1/12/45(WAC)	4,551,000	3,913,860
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)	34,963	—
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.802%, 3/11/39(WAC)	5,074,890	2,537,445
FRB Ser. 06-PW14, Class X1, IO, 0.498%, 12/11/38(WAC)	406,767	4,190
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 1.382%, 12/11/49(WAC)	30,987	1,263
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.933%, 12/15/47(WAC)	601,000	631,050
FRB Ser. 11-C2, Class E, 5.933%, 12/15/47(WAC)	3,258,000	3,299,339
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class XA, IO, 1.322%, 3/10/47(WAC)	67,490,652	2,704,823
FRB Ser. 13-GC17, Class XA, IO, 1.188%, 11/10/46(WAC)	30,187,676	1,015,073
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.722%, 10/15/49(WAC)	6,871,026	69
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.946%, 5/10/47(WAC)	1,619,000	1,736,344
FRB Ser. 14-CR18, Class C, 4.883%, 7/15/47(WAC)	889,000	950,082
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	949,000	1,030,196
FRB Ser. 14-UBS6, Class C, 4.597%, 12/10/47(WAC)	504,000	523,417
Ser. 14-LC17, Class B, 4.49%, 10/10/47(WAC)	2,308,000	2,483,053
FRB Ser. 13-LC13, Class XA, IO, 1.301%, 8/10/46(WAC)	34,633,837	1,159,357
FRB Ser. 14-UBS4, Class XA, IO, 1.264%, 8/10/47(WAC)	27,103,855	1,092,760
FRB Ser. 14-LC15, Class XA, IO, 1.263%, 4/10/47(WAC)	75,854,032	2,867,282
FRB Ser. 14-CR19, Class XA, IO, 1.19%, 8/10/47(WAC)	23,744,685	901,871
FRB Ser. 14-CR18, Class XA, IO, 1.155%, 7/15/47(WAC)	20,740,124	759,503
FRB Ser. 14-CR17, Class XA, IO, 1.136%, 5/10/47(WAC)	40,892,170	1,450,323
FRB Ser. 15-CR23, Class XA, IO, 1.064%, 5/10/48(WAC)	36,310,209	1,381,676
FRB Ser. 14-UBS6, Class XA, IO, 1.044%, 12/10/47(WAC)	50,027,228	1,792,025
FRB Ser. 14-LC17, Class XA, IO, 0.924%, 10/10/47(WAC)	21,346,770	620,551
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.497%, 5/15/45(WAC)	1,651,000	1,702,427
FRB Ser. 13-CR13, Class E, 5.052%, 11/10/46(WAC)	1,524,000	1,583,938
FRB Ser. 14-CR17, Class D, 5.009%, 5/10/47(WAC)	3,774,000	3,894,310
FRB Ser. 14-CR19, Class D, 4.905%, 8/10/47(WAC)	4,795,000	4,926,923
Ser. 12-LC4, Class E, 4.25%, 12/10/44	1,918,000	1,764,923
FRB Ser. 13-CR6, Class D, 4.217%, 3/10/46(WAC)	1,683,000	1,699,335
Ser. 15-LC19, Class D, 2.867%, 2/10/48	2,189,000	2,104,200
FRB Ser. 12-LC4, Class XA, IO, 2.287%, 12/10/44(WAC)	19,605,663	617,147
FRB Ser. 06-C8, Class XS, IO, 0.555%, 12/10/46(WAC)	266,861	3
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.997%, 2/15/41(WAC)	9,821,289	6,998,651
FRB Ser. 07-C4, Class C, 5.91%, 9/15/39(WAC)	75,873	75,873
FRB Ser. 07-C2, Class AX, IO, 0.044%, 1/15/49(WAC)	6,571,851	66
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.207%, 5/15/38(WAC)	682,850	20,974
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.414%, 4/15/50(WAC)	2,496,000	2,659,751
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.914%, 4/15/50(WAC)	4,076,000	3,995,629
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.924%, 12/15/49(WAC)	127,838,687	5,030,836
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.512%, 8/10/44(WAC)	1,982,500	2,031,603
Federal Home Loan Mortgage Corporation
Multiclass Certificates Ser. 20-RR02, Class DX, IO, 1.816%, 1/1/50(WAC)	56,223,000	8,012,868
Multifamily Structured Pass-Through Certificates FRB Ser. KG02, Class X1, IO, 1.144%, 8/25/29(WAC)	106,775,000	8,549,197
Multifamily Structured Pass-Through Certificates FRB Ser. K100, Class X1, IO, 0.77%, 9/25/29(WAC)	46,609,893	2,571,934
Federal National Mortgage Association 144A Multifamily Connecticut Avenue Securities Trust FRB Ser. 19-01, Class M10, 4.911%, 10/15/49	4,126,000	4,288,461
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.261%, 12/10/49(WAC)	10,551,577	106
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.648%, 2/10/46(WAC)	60,886,753	2,289,726
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.156%, 1/10/47(WAC)	5,144,000	5,147,086
FRB Ser. 13-GC12, Class XA, IO, 1.556%, 6/10/46(WAC)	30,591,950	1,166,288
FRB Ser. 14-GC18, Class XA, IO, 1.182%, 1/10/47(WAC)	39,381,887	1,311,417
FRB Ser. 14-GC22, Class XA, IO, 1.142%, 6/10/47(WAC)	62,031,597	1,792,713
JPMBB Commercial Mortgage Securities Trust
Ser. 13-C17, Class AS, 4.458%, 1/15/47	5,595,000	6,075,750
FRB Ser. 14-C25, Class XA, IO, 1.006%, 11/15/47(WAC)	28,604,484	981,677
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.859%, 8/15/46(WAC)	4,371,000	4,018,571
FRB Ser. C14, Class D, 4.859%, 8/15/46(WAC)	5,853,000	5,842,173
FRB Ser. 14-C25, Class D, 4.099%, 11/15/47(WAC)	5,070,000	4,611,763
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	4,818,000	3,502,585
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	3,006,293	2,929,193
FRB Ser. 16-JP2, Class XA, IO, 1.975%, 8/15/49(WAC)	17,871,797	1,721,376
FRB Ser. 12-LC9, Class XA, IO, 1.651%, 12/15/47(WAC)	28,090,076	953,782
FRB Ser. 13-LC11, Class XA, IO, 1.397%, 4/15/46(WAC)	44,233,563	1,511,806
FRB Ser. 13-C10, Class XA, IO, 1.115%, 12/15/47(WAC)	64,971,924	1,624,298
FRB Ser. 13-C16, Class XA, IO, 1.102%, 12/15/46(WAC)	43,220,262	1,290,678
FRB Ser. 06-LDP8, Class X, IO, 0.30%, 5/15/45(WAC)	400,976	124
FRB Ser. 07-LDPX, Class X, IO, 0.215%, 1/15/49(WAC)	4,013,980	40
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.853%, 2/15/46(WAC)	1,986,000	2,003,178
FRB Ser. 11-C3, Class F, 5.853%, 2/15/46(WAC)	4,436,000	4,249,452
FRB Ser. 12-C6, Class E, 5.329%, 5/15/45(WAC)	4,317,000	4,192,291
FRB Ser. 12-C8, Class D, 4.804%, 10/15/45(WAC)	3,906,000	3,955,552
FRB Ser. 12-LC9, Class D, 4.565%, 12/15/47(WAC)	621,000	643,529
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	2,038,000	1,817,929
FRB Ser. 05-CB12, Class X1, IO, 0.503%, 9/12/37(WAC)	616,907	587
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43(WAC)	312,220	3
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.359%, 2/15/40(WAC)	134,582	14
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.507%, 11/15/40(WAC)	1,687,902	234
FRB Ser. 07-C2, Class XCL, IO, 0.359%, 2/15/40(WAC)	2,981,052	301
FRB Ser. 05-C5, Class XCL, IO, 0.259%, 9/15/40(WAC)	1,399,395	477
Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	866,348	23
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.137%, 5/15/44(WAC)	9,717	—
FRB Ser. 06-C4, Class X, IO, 6.527%, 7/15/45(WAC)	75,050	8
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.483%, 2/15/46(WAC)	51,111,520	1,651,669
FRB Ser. 15-C26, Class XA, IO, 1.174%, 10/15/48(WAC)	37,724,743	1,745,184
FRB Ser. 13-C12, Class XA, IO, 0.763%, 10/15/46(WAC)	111,031,988	2,034,417
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.498%, 8/15/46(WAC)	3,329,000	1,731,080
FRB Ser. 13-C11, Class F, 4.498%, 8/15/46(WAC)	6,212,000	2,174,200
FRB Ser. 13-C10, Class E, 4.217%, 7/15/46(WAC)	5,447,000	5,070,661
FRB Ser. 13-C10, Class F, 4.217%, 7/15/46(WAC)	2,331,000	2,014,310
Ser. 14-C17, Class E, 3.50%, 8/15/47	2,709,000	2,252,907
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO, 1.202%, 11/15/49(WAC)	27,444,732	1,432,352
FRB Ser. 18-H4, Class XA, IO, 1.034%, 12/15/51(WAC)	57,264,942	3,644,066
FRB Ser. 18-H3, Class XA, IO, 0.996%, 7/15/51(WAC)	60,688,893	3,365,721
FRB Ser. 16-UB12, Class XA, IO, 0.913%, 12/15/49(WAC)	77,709,285	2,990,354
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class E, 5.60%, 3/15/45(WAC)	1,406,000	1,181,040
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	1,661,295	50,241
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.21%, 12/15/50(WAC)	34,171,373	2,183,370
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class C, 5.756%, 5/10/45(WAC)	3,072,000	3,237,596
FRB Ser. 12-C1, Class D, 5.756%, 5/10/45(WAC)	5,180,000	5,227,830
FRB Ser. 12-C1, Class XA, IO, 2.261%, 5/10/45(WAC)	11,615,378	401,050
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	2,565,000	890,825
Ser. 13-C6, Class E, 3.50%, 4/10/46	1,457,000	1,299,797
FRB Ser. 12-C4, Class XA, IO, 1.771%, 12/10/45(WAC)	42,773,424	1,503,614
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.252%, 1/10/45(WAC)	5,657,000	5,865,979
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C29, IO, 0.475%, 11/15/48(WAC)	4,509,136	135
FRB Ser. 07-C34, IO, zero %, 5/15/46(WAC)	167,072	2
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.249%, 10/15/44(WAC)	4,011,880	3,811,286
Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.273%, 8/15/50(WAC)	69,344,047	2,637,626
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C22, Class XA, IO, 0.957%, 9/15/57(WAC)	33,308,495	1,028,133
FRB Ser. 13-C14, Class XA, IO, 0.864%, 6/15/46(WAC)	95,158,973	1,828,756
FRB Ser. 14-C23, Class XA, IO, 0.714%, 10/15/57(WAC)	62,846,107	1,491,841
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.396%, 6/15/44(WAC)	1,776,768	1,778,566
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	6,151,000	4,977,598
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)	1,601,000	1,122,628
FRB Ser. 12-C7, Class D, 4.968%, 6/15/45(WAC)	4,142,000	4,048,556
FRB Ser. 12-C10, Class D, 4.577%, 12/15/45(WAC)	1,834,000	1,616,741
FRB Ser. 12-C10, Class E, 4.577%, 12/15/45(WAC)	3,645,000	2,455,631
FRB Ser. 12-C9, Class XA, IO, 2.055%, 11/15/45(WAC)	52,125,028	2,166,400
FRB Ser. 11-C5, Class XA, IO, 1.865%, 11/15/44(WAC)	29,398,729	601,439
FRB Ser. 12-C10, Class XA, IO, 1.686%, 12/15/45(WAC)	39,892,461	1,464,213
FRB Ser. 13-C11, Class XA, IO, 1.333%, 3/15/45(WAC)	22,175,787	669,015

		242,667,176
Residential mortgage-backed securities (non-agency) (11.2%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	3,050,000	3,083,325
BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 3.31%, 1/26/46(WAC)	6,148,171	6,390,661
Bellemeade Re Ltd. 144A FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 4.161%, 10/25/29 (Bermuda)	7,930,000	7,927,431
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 5.011%, 10/25/27 (Bermuda)	11,470,000	11,670,725
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.361%, 10/25/27 (Bermuda)	733,036	731,967
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 3.261%, 8/25/28 (Bermuda)	1,080,000	1,082,700
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.011%, 8/25/28 (Bermuda)	3,454,000	3,444,081
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (1 Month US LIBOR + 0.30%), 1.961%, 8/25/35	1,162,282	1,162,165
Countrywide Alternative Loan Trust FRB Ser. 07-OA6, Class A1A, (1 Month US LIBOR + 0.14%), 1.801%, 6/25/37	2,982,250	2,864,750
Eagle Re, Ltd 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 3.00%), 4.661%, 11/25/28	1,210,000	1,203,103
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 3.361%, 11/25/28	3,170,775	3,179,713
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 8.011%, 9/25/28	11,797,870	13,273,405
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, (1 Month US LIBOR + 5.15%), 6.811%, 10/25/29	1,095,000	1,289,949
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 6.811%, 11/25/28	6,718,200	7,409,249
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 6.661%, 12/25/28	4,290,000	4,692,532
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 6.361%, 4/25/28	5,000,000	5,550,339
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 6.311%, 10/25/28	2,729,687	2,937,985
Structured Agency Credit Risk Debt FRN Ser. 14-DN4, Class M3, (1 Month US LIBOR + 4.55%), 6.211%, 10/25/24	3,647,856	3,946,072
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 5.811%, 1/25/25	4,337,514	4,525,125
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 5.511%, 3/25/29	5,825,000	6,228,196
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 5.411%, 9/25/24	2,088,000	2,251,261
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (1 Month US LIBOR + 3.60%), 5.261%, 4/25/24	2,690,000	2,846,203
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 4.911%, 7/25/29	1,720,000	1,828,818
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	4,560,000	4,833,249
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 4.161%, 3/25/30	2,846,000	2,944,406
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 3.961%, 9/25/30	4,580,000	4,655,268
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class M2, (1 Month US LIBOR + 1.80%), 3.461%, 7/25/30	2,074,000	2,090,150
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 6.442%, 1/25/49	9,184,210	10,244,908
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 6.011%, 3/25/49	700,000	763,007
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 5.561%, 9/25/48	1,280,000	1,407,629
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 5.361%, 12/25/30	7,040,000	7,532,380
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	3,279,000	3,492,387
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	2,474,000	2,533,252
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 4.442%, 1/25/49	4,845,000	4,957,856
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.111%, 3/25/49	10,323,814	10,474,634
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 4.011%, 2/25/49	2,306,000	2,335,182
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 3.961%, 10/25/48	3,917,300	3,991,055
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 3.811%, 12/25/30	61,000	61,991
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 0.00%), 3.735%, 1/25/50	5,990,000	6,014,098
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 8.411%, 8/25/28	1,834,184	2,038,598
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 7.661%, 9/25/28	8,488,648	9,358,234
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.561%, 10/25/28	9,117,396	9,881,071
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.361%, 4/25/28	1,237,567	1,373,956
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 6.961%, 10/25/28	9,908,000	10,795,769
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 6.511%, 10/25/29	1,090,000	1,253,938
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 6.111%, 1/25/29	2,115,927	2,242,212
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 6.011%, 5/25/29	211,305	223,861
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 5.911%, 1/25/31	2,820,000	3,170,975
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 5.911%, 1/25/29	488,129	519,825
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 5.811%, 2/25/30	2,480,000	2,666,294
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (1 Month US LIBOR + 4.00%), 5.661%, 5/25/30	2,975,000	3,265,441
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 5.261%, 1/25/30	648,000	687,911
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 5.211%, 7/25/29	165,000	174,080
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 4.511%, 11/25/29	2,000,000	2,076,352
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 4.461%, 2/25/30	816,968	839,081
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M2, (1 Month US LIBOR + 2.55%), 4.211%, 12/25/30	4,989,700	5,103,845
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2, (1 Month US LIBOR + 2.35%), 4.011%, 1/25/31	4,484,000	4,568,963
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1M2, (1 Month US LIBOR + 2.00%), 3.661%, 3/25/31	278,488	281,257
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3, (1 Month US LIBOR + 1.35%), 3.011%, 9/25/29	3,861,693	3,866,084
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 2.911%, 7/25/29	2,890,000	2,886,544
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (1 Month US LIBOR + 1.00%), 2.661%, 5/25/30	6,189,000	6,162,041
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (1 Month US LIBOR + 5.75%), 7.411%, 7/25/29	3,500,000	4,218,199
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1B1, (1 Month US LIBOR + 4.35%), 6.011%, 4/25/31	4,500,000	4,944,137
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (1 Month US LIBOR + 4.15%), 5.811%, 8/25/31	1,586,000	1,732,771
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 4.111%, 7/25/31	1,488,000	1,512,781
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (1 Month US LIBOR + 2.40%), 4.061%, 4/25/31	1,004,024	1,016,993
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 3.961%, 8/25/31	116,099	117,250
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 3.811%, 11/25/39	2,236,168	2,256,295
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (1 Month US LIBOR + 2.15%), 3.811%, 9/25/31	3,091,000	3,118,255
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2M2, (1 Month US LIBOR + 2.10%), 3.761%, 9/25/39	2,000,000	2,022,404
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2M2, (1 Month US LIBOR + 2.10%), 3.761%, 6/25/39	5,240,000	5,287,653
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 0.00%), 3.742%, 1/25/40	5,561,000	5,630,862
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 2.00%), 3.661%, 7/25/39	2,030,000	2,041,339
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	134,710	13
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 3.261%, 10/25/28 (Bermuda)	1,174,704	1,170,945
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	4,180,000	4,173,730
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 2.616%, 8/26/47(WAC)	4,746,000	4,720,965
NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, (1 Month US LIBOR + 1.80%), 3.461%, 9/25/34	1,217,516	1,209,666
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 5.661%, 4/25/27 (Bermuda)	568,224	587,310
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (1 Month US LIBOR + 3.20%), 4.861%, 2/25/29 (Bermuda)	5,630,000	5,770,758
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 4.361%, 3/25/28 (Bermuda)	1,700,000	1,715,580
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 2.561%, 11/25/34	1,686,771	1,690,609
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, (1 Month US LIBOR + 0.80%), 2.461%, 1/25/45	954,438	921,449
FRB Ser. 05-AR13, Class A1B2, (1 Month US LIBOR + 0.43%), 2.091%, 10/25/45	2,055,769	2,046,943
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%), 2.091%, 10/25/45	6,937,994	6,908,208
FRB Ser. 05-AR17, Class A1B2, (1 Month US LIBOR + 0.41%), 2.071%, 12/25/45	2,782,128	2,728,989
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.37%), 2.031%, 1/25/45	855,444	847,745
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR + 0.35%), 2.011%, 12/25/45	827,772	806,944

		310,486,332

Total mortgage-backed securities (cost $910,439,198)		$889,214,694

CORPORATE BONDS AND NOTES (23.2%)(a)
	Principal amount	Value
Basic materials (1.0%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)	$340,000	$357,503
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	2,503,000	2,615,727
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	455,000	484,927
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	4,860,000	5,363,232
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	327,000	384,790
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	2,378,000	2,559,917
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	1,585,000	1,660,617
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	2,135,000	2,398,922
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	382,000	584,477
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	3,704,000	4,166,094
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	1,543,000	1,660,745
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	3,316,000	4,706,341
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	354,000	497,904
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	769,000	1,089,656

		28,530,852
Capital goods (0.7%)
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	1,465,000	1,700,162
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 4.40%, 6/15/28	1,988,000	2,272,610
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 3.85%, 12/15/26	2,786,000	3,072,081
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	4,110,000	4,399,363
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	3,205,000	3,470,483
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	4,120,000	4,481,192
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22	713,000	741,826

		20,137,717
Communication services (4.5%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	6,315,000	6,407,433
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	2,284,000	2,330,654
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	4,472,000	5,058,211
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	4,566,000	5,054,774
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27	336,000	366,302
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	427,000	444,894
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	11,718,000	13,217,237
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	427,000	451,914
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	2,253,000	2,927,584
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	1,785,000	1,910,181
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	1,006,000	1,128,114
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	1,636,000	1,885,065
Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	1,100,000	1,330,687
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52	711,000	831,190
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	514,000	597,168
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	388,000	568,656
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	21,158,000	22,722,975
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	2,209,000	2,357,836
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	3,007,000	3,187,563
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	2,616,000	2,850,077
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	1,777,000	1,918,697
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	403,000	427,799
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	1,073,000	1,282,068
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)	285,000	295,462
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	5,324,000	5,511,990
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	236,000	275,974
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	423,938	427,382
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	2,623,000	3,089,628
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	25,915,000	29,976,030
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	1,052,000	1,102,186
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	3,110,000	3,528,974

		123,464,705
Consumer cyclicals (2.4%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	4,031,000	4,275,972
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	5,324,000	5,382,795
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	1,364,000	1,678,812
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	1,187,000	1,281,997
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	5,145,000	5,573,616
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24	1,815,000	1,953,224
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	625,000	658,563
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	520,000	557,860
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	910,000	964,747
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30 (acquired 6/10/19, cost $950,000)(RES)	950,000	1,004,625
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	677,000	687,155
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	3,252,000	3,422,730
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	1,105,000	1,266,606
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	3,445,000	3,811,031
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	750,000	809,063
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	5,475,000	6,328,099
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	764,000	826,081
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	613,000	641,314
QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25	524,000	539,945
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	4,110,000	4,217,997
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	1,032,000	1,167,946
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	4,014,000	4,214,700
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	1,946,000	2,028,705
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	2,695,000	3,012,295
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	1,408,000	1,437,986
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	1,786,000	2,018,125
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	313,000	340,819
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	2,603,000	4,552,129
Walt Disney Co. (The) company guaranty sr. unsec. bonds 4.75%, 9/15/44	65,000	84,757
Walt Disney Co. (The) company guaranty sr. unsec. notes 7.75%, 1/20/24	482,000	580,377

		65,320,071
Consumer staples (0.9%)
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	262,000	284,547
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	1,192,000	1,626,310
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	318,000	398,093
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	1,431,000	1,693,317
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	1,192,000	1,314,710
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29	770,000	800,800
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	4,175,000	4,326,281
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	43,818	49,580
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	888,485	1,125,765
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	1,451,000	1,659,400
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	859,000	1,238,223
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	1,393,000	1,819,155
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	289,000	311,469
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	1,773,000	2,033,294
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	1,661,000	1,844,654
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	1,716,000	1,831,774
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	2,071,000	2,183,611

		24,540,983
Energy (1.6%)
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	5,751,000	6,443,367
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	5,588,000	6,226,363
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	3,051,000	3,224,220
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	3,790,000	3,880,021
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24	2,903,000	3,239,182
Energy Transfer Partners LP company guaranty sr. unsec. notes 2.90%, 5/15/25	1,286,000	1,300,416
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	3,294,000	3,112,830
Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45	360,000	416,146
Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42	227,000	274,587
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	235,000	247,121
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	5,045,000	5,593,241
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	1,054,000	1,390,101
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	292,000	390,684
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	821,000	878,779
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	3,166,000	3,530,643
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	336,000	356,957
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	1,399,000	1,423,483
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	3,382,000	3,508,825

		45,436,966
Financials (6.3%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	3,166,000	3,576,698
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	2,278,000	2,322,687
Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23	302,000	311,205
Ally Financial, Inc. sr. unsec. notes 3.875%, 5/21/24	49,000	51,674
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	2,579,000	2,931,575
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	1,428,000	1,992,060
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,806,000	2,025,652
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	585,000	672,019
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	224,824
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	2,000,000	2,277,054
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	1,980,000	2,096,642
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	8,000,000	8,868,285
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	892,000	951,407
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	623,000	759,044
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	94,000	97,594
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	260,000	288,340
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	5,062,000	5,530,488
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	2,870,000	3,133,980
Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23	264,000	274,547
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	1,063,000	1,161,059
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	715,000	814,091
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	1,716,000	1,951,764
CIT Bank NA sr. unsec. FRN Ser. BKNT, 2.969%, 9/27/25	2,090,000	2,105,675
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	7,449,000	8,175,278
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	3,060,000	3,316,275
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,791,000	2,213,276
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	16,275,000	18,270,045
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	1,299,000	1,456,504
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	795,000	856,613
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	293,000	323,559
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	469,000	510,230
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	4,355,000	4,940,472
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	4,093,000	4,592,268
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	773,000	842,389
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	347,000	359,145
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	12,305,000	13,881,484
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	728,000	789,707
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	527,000	754,363
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	1,969,000	2,871,128
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	816,000	915,133
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 2.91%, 5/15/47	3,168,000	2,732,400
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	5,191,000	6,086,707
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	2,850,000	3,128,728
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	1,250,000	1,378,791
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)	1,191,000	1,296,962
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	2,747,000	3,168,799
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	1,626,000	1,682,910
Metropolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	2,381,000	3,054,702
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	626,000	686,900
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	16,767,000	18,672,071
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	1,026,000	1,122,960
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	630,000	932,653
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	1,126,000	1,282,082
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	3,860,000	4,460,157
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)	265,000	280,393
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)	260,000	283,343
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	1,548,000	1,685,752
Service Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	552,000	560,438
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	1,321,000	1,422,112
Teachers Insurance & Annuity Association of America 144A unsec. sub. bonds 4.90%, 9/15/44	230,000	294,477
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	667,000	1,002,134
TIAA Asset Management Finance Co., LLC 144A sr. unsec. sub. notes 4.125%, 11/1/24	24,000	26,408
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	1,640,000	1,762,085
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	2,475,000	2,552,146
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	1,561,000	1,721,859
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	200,000	224,475
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	250,000	377,721
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	2,845,000	3,261,030
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	226,000	235,425

		174,862,853
Health care (2.4%)
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29	11,725,000	12,176,235
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	1,776,000	2,148,268
Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27	1,730,000	1,876,977
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29	9,695,000	10,622,988
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	9,049,000	9,568,157
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	1,775,000	2,070,380
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	3,175,000	3,383,369
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	336,000	383,969
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	3,560,000	3,852,614
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	725,000	859,691
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	1,276,000	1,412,665
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)	642,000	781,575
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	666,000	696,403
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	1,226,000	1,288,483
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	1,021,000	1,050,213
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	6,040,000	6,762,615
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	5,795,000	6,478,871

		65,413,473
Technology (1.8%)
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	1,216,000	1,305,909
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	269,000	335,908
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	371,000	430,079
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	3,532,000	3,727,162
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	3,181,000	3,714,554
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	700,000	977,590
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29	3,945,000	4,408,998
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	247,000	259,805
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	2,218,000	2,535,062
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	1,575,000	1,697,171
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	6,040,000	6,819,622
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	428,000	561,314
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	3,835,000	4,093,633
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	956,000	991,213
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	3,251,000	3,825,052
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	2,071,000	2,161,336
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	5,645,000	6,311,945
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	1,332,000	1,414,535
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	2,682,000	2,863,035

		48,433,923
Transportation (—%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	1,282,000	1,346,910

		1,346,910
Utilities and power (1.6%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	962,000	1,015,583
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	2,210,000	2,512,403
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44	1,421,000	1,871,799
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	322,000	416,183
Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	227,000	330,525
Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36	555,000	776,232
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	266,000	356,601
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	214,000	253,304
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	219,000	261,477
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	4,115,000	4,603,884
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	460,000	661,579
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	686,000	768,399
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	9,197,000	9,301,246
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	1,269,000	1,383,215
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	437,000	478,257
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	729,000	898,485
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	1,504,000	1,976,192
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	844,000	885,163
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	707,000	822,769
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	439,000	446,589
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	665,000	687,243
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	200,000	269,978
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	5,265,000	5,713,350
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	2,510,000	2,623,369
PacifiCorp sr. mtge. bonds 6.25%, 10/15/37	139,000	202,169
Puget Energy, Inc. sr. sub. notes 3.65%, 5/15/25	858,000	908,398
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29	1,819,000	1,871,663
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24	2,146,000	2,207,450

		44,503,505

Total corporate bonds and notes (cost $590,002,159)		$641,991,958

PURCHASED SWAP OPTIONS OUTSTANDING (1.8%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Bank of America N.A.
2.785/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	$33,394,000	$6,448,047
2.3075/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075	14,414,200	2,557,223
(2.785)/3 month USD-LIBOR-BBA/Jan-47	Jan-27/2.785	33,394,000	1,309,713
(2.3075)/3 month USD-LIBOR-BBA/Jun-52	Jun-22/2.3075	14,414,200	509,254
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	21,510,600	469,146
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	21,510,600	453,874
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	111,010,500	217,581
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	111,010,500	178,727
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	21,510,600	144,336
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	21,510,600	129,924
(2.18775)/3 month USD-LIBOR-BBA/Mar-25	Mar-20/2.18775	281,975,200	76,133
Goldman Sachs International
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	16,092,000	165,909
Morgan Stanley & Co. International PLC
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	50,300,800	6,067,283
2.764/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764	50,300,800	6,034,587
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	18,691,900	5,244,760
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	18,691,900	5,243,639
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	18,691,900	5,229,433
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75	18,691,900	4,463,252
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	32,836,200	1,752,796
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	32,836,200	1,501,599
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725	50,300,800	74,445
(2.764)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.764	50,300,800	71,427
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	6,896,600	35,173
UBS AG
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	115,451,000	347,508
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025	115,451,000	92,360

Total purchased swap options outstanding (cost $31,709,644)			$48,818,129

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Feb-20/$101.70	$52,000,000	$52,000,000	$309,348

Total purchased options outstanding (cost $130,000)				$309,348

ASSET-BACKED SECURITIES (1.4%)(a)
	Principal amount	Value
LHOME Mortgage Trust 144A Ser. 19-RTL2, Class A1, 3.844%, 3/25/24	$2,810,000	$2,831,637
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 2.511%, 11/25/51	154,667	154,667
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 2.461%, 6/25/52	4,156,000	4,156,000
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 2.409%, 10/24/20	4,285,000	4,285,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.359%, 9/24/20	9,921,000	9,921,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.359%, 6/24/20	8,812,000	8,812,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 2.359%, 2/24/20	3,772,000	3,772,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 2.311%, 8/25/52	4,561,000	4,561,000

Total asset-backed securities (cost $38,471,662)		$38,493,304

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$770,000	$1,219,595
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	675,000	1,142,768
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	845,000	1,135,773

Total municipal bonds and notes (cost $2,294,303)		$3,498,136

SHORT-TERM INVESTMENTS (34.7%)(a)
		Principal amount/ shares	Value
Atlantic Asset Securitization, LLC asset backed commercial paper 1.860%, 3/2/20		$12,500,000	$12,482,659
Atlantic Asset Securitization, LLC asset backed commercial paper 1.652%, 2/20/20		12,500,000	12,488,750
Australia & New Zealand Banking Group, Ltd. commercial paper 1.828%, 2/27/20		10,750,000	10,737,229
Barclays Bank PLC CCP asset backed commercial paper 1.778%, 4/15/20		10,000,000	9,963,646
Barclays Bank PLC CCP asset backed commercial paper 1.909%, 2/7/20		4,750,000	4,748,504
BPCE SA commercial paper 1.880%, 3/2/20		14,750,000	14,729,792
BPCE SA commercial paper 1.920%, 2/3/20		8,000,000	7,998,990
CAFCO, LLC asset backed commercial paper 1.849%, 3/3/20		12,500,000	12,482,222
Chariot Funding, LLC asset backed commercial paper 1.849%, 3/2/20		10,000,000	9,986,041
CHARTA, LLC asset backed commercial paper 1.859%, 3/4/20		10,000,000	9,985,223
CRC Funding, LLC asset backed commercial paper 1.859%, 3/6/20		10,000,000	9,983,735
Federal Home Loan Banks unsec. discount notes commercial paper 1.560%, 4/15/20		42,550,000	42,416,393
Federal Home Loan Banks unsec. discount notes commercial paper 1.590%, 3/5/20		25,000,000	24,966,417
Federal Home Loan Banks unsec. discount notes commercial paper 1.589%, 2/28/20		25,000,000	24,973,090
Gotham Funding Corp. asset backed commercial paper 1.664%, 3/10/20		13,000,000	12,976,312
ING (U.S.) Funding LLC commercial paper 1.900%, 2/3/20		12,000,000	11,998,335
Interest in $406,342,000 joint tri-party repurchase agreement dated 1/31/20 with BofA Securities, Inc. due 2/3/20 - maturity value of $109,168,463 for an effective yield of 1.590% (collateralized by various mortgage backed securities with coupon rates ranging from 2.828% to 5.000% and due dates ranging from 4/1/24 to 6/1/56, valued at $414,468,840)		109,154,000	109,154,000
Interest in $452,725,000 joint tri-party repurchase agreement dated 1/31/20 with Citigroup Global Markets, Inc. due 2/3/20 - maturity value of $109,014,443 for an effective yield of 1.590% (collateralized by various mortgage backed securities and a U.S. Treasury bond with coupon rates ranging from 2.000% to 8.500% and due dates ranging from 12/1/20 to 1/20/69, valued at $461,779,500)		109,000,000	109,000,000
Liberty Street Funding, LLC asset backed commercial paper 1.827%, 2/6/20		19,000,000	18,994,883
Manhattan Asset Funding Co., LLC asset backed commercial paper 1.674%, 3/6/20		12,000,000	11,980,948
Manhattan Asset Funding Co., LLC asset backed commercial paper 1.858%, 2/10/20		8,575,000	8,571,141
Manhattan Asset Funding Co., LLC asset backed commercial paper 1.857%, 2/6/20		5,250,000	5,248,583
Matchpoint Finance PLC asset backed commercial paper 1.856%, 2/3/20		12,750,000	12,748,348
Mitsubishi UFJ Trust & Banking Corp. commercial paper 1.682%, 2/14/20		12,500,000	12,492,047
NRW.Bank commercial paper 1.829%, 3/12/20		4,500,000	4,491,779
Putnam Short Term Investment Fund 1.70%(AFF)	Shares	280,815,011	280,815,011
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52%(P)	Shares	8,140,000	8,140,000
Regency Markets No. 1, LLC asset backed commercial paper 1.702%, 2/14/20		$20,000,000	19,987,198
Societe Generale SA commercial paper 1.859%, 3/2/20		10,000,000	9,986,446
Thunder Bay Funding, LLC asset backed commercial paper 1.761%, 5/26/20		10,000,000	9,949,669
Toronto-Dominion Bank (The) commercial paper 1.879%, 3/3/20		13,000,000	12,981,384
U.S. Treasury Bills 1.578%, 3/26/20		25,000,000	24,945,337
U.S. Treasury Bills 1.604%, 6/25/20(SEG)(SEGSF)(SEGCCS)		25,000,000	24,850,918
U.S. Treasury Bills 1.882%, 3/12/20(SEG)(SEGSF)		11,569,000	11,550,270
U.S. Treasury Bills 1.647%, 4/2/20(SEG)(SEGSF)		7,203,000	7,185,175
U.S. Treasury Bills 1.582%, 6/18/20(SEGSF)(SEGCCS)		6,818,000	6,779,322
U.S. Treasury Bills 1.593%, 5/14/20		4,479,000	4,459,856
U.S. Treasury Bills 1.573%, 5/21/20(SEGSF)		4,308,000	4,288,267
U.S. Treasury Bills 1.672%, 2/20/20(SEG)(SEGSF)		2,636,000	2,634,165
U.S. Treasury Bills 1.622%, 4/9/20(SEG)(SEGSF)		2,041,000	2,035,256
U.S. Treasury Bills 1.555%, 6/11/20(SEGSF)		1,766,000	1,756,459
U.S. Treasury Bills 1.564%, 5/7/20(SEG)		1,215,000	1,210,130
U.S. Treasury Bills 1.529%, 4/23/20(SEG)		1,070,000	1,066,370
U.S. Treasury Bills 1.566%, 4/16/20(SEG)		466,000	464,558

Total short-term investments (cost $960,634,915)			$960,684,858
TOTAL INVESTMENTS

Total investments (cost $4,201,238,883)			$4,260,803,471

FUTURES CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	102	$16,680,188	$16,680,188	Mar-20	$433,271
U.S. Treasury Bond Ultra 30 yr (Long)	438	84,835,125	84,835,125	Mar-20	2,585,952
U.S. Treasury Note 2 yr (Long)	529	114,454,110	114,454,110	Mar-20	374,897
U.S. Treasury Note 5 yr (Long)	604	72,673,469	72,673,469	Mar-20	772,517
U.S. Treasury Note 10 yr (Long)	794	104,535,063	104,535,063	Mar-20	1,635,956
U.S. Treasury Note Ultra 10 yr (Long)	194	28,257,313	28,257,313	Mar-20	622,486

Unrealized appreciation					6,425,079

Unrealized (depreciation)					—

Total					$6,425,079

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/20 (premiums $30,051,783) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Citibank, N.A.
1.999/3 month USD-LIBOR-BBA/Mar-25	Mar-20/1.999	$140,987,600	$95,872
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	21,510,600	264,365
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	11,101,100	690,932
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	11,101,100	693,930
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805	21,510,600	909,898
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823	64,368,100	130,667
Morgan Stanley & Co. International PLC
2.715/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	36,582,400	37
2.7225/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	36,582,400	37
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	27,586,300	18,483
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	13,718,400	238,563
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	13,718,400	246,794
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	32,836,200	1,173,894
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	32,836,200	1,385,688
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	13,718,400	1,668,706
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	13,718,400	1,704,786
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	18,691,900	4,105,489
(2.715)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.715	36,582,400	4,314,528
(2.7225)/3 month USD-LIBOR-BBA/Feb-30	Feb-20/2.7225	36,582,400	4,337,941
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	18,691,900	5,005,317
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	18,691,900	5,029,803
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	18,691,900	5,031,486
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	12,877,200	623,128
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	12,877,200	835,214

Total			$38,505,558

WRITTEN OPTIONS OUTSTANDING at 1/31/20 (premiums $130,000) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Feb-20/$101.70	$52,000,000	$52,000,000	$4,680

Total				$4,680

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.027/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	$184,051,200	$(4,233,178)	$6,007,431
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	196,510,100	(22,104,188)	5,688,967
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	73,993,400	(682,589)	842,045
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	73,993,400	(682,589)	(532,752)
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	196,510,100	(4,492,078)	(617,042)
(2.027)/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/2.027	184,051,200	(4,233,178)	(3,686,546)
3.195/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	92,778,600	3,036,461	552,033
(3.195)/3 month USD-LIBOR-BBA/Nov-55 (Written)	Nov-25/3.195	92,778,600	24,777,520	(8,121,839)
Citibank, N.A.
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	69,368,800	(929,542)	738,084
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	545,967
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	5,702,000	(734,133)	(489,688)
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765	69,368,800	(929,542)	(820,633)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	51,795,400	473,928	47,652
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	51,795,400	473,928	13,467
Goldman Sachs International
2.7475/3 month USD-LIBOR-BBA/Feb-30 (Purchased)	Feb-20/2.7475	193,288,500	(15,901,585)	7,487,996
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	69,368,800	(933,010)	707,562
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	539,722
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	11,702,400	(1,073,110)	376,349
(2.7475)/3 month USD-LIBOR-BBA/Feb-30 (Purchased)	Feb-20/2.7475	193,288,500	(3,012)	(3,866)
(1.4765)/3 month USD-LIBOR-BBA/Feb-30 (Purchased)	Feb-20/1.4765	105,740,600	(716,393)	(133,233)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	11,702,400	(1,749,509)	(244,112)
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13	56,395,000	(796,579)	(500,224)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	(517,281)
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755	69,368,800	(933,010)	(817,858)
2.9425/3 month USD-LIBOR-BBA/Feb-34 (Written)	Feb-24/2.9425	96,644,300	1,593,330	523,812
(2.9425)/3 month USD-LIBOR-BBA/Feb-34 (Written)	Feb-24/2.9425	96,644,300	8,923,289	(3,052,993)
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	95,618,500	(13,580,696)	4,788,574
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	4,788,032
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(881,529)	596,030
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(549,297)	384,888
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	4,643,600	(536,336)	213,838
1.33/3 month USD-LIBOR-BBA/Oct-21 (Purchased)	Oct-20/1.33	86,042,300	(159,608)	25,813
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162	95,618,500	(116,655)	(74,582)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	4,643,600	(536,336)	(99,002)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	5,702,000	(611,825)	(421,948)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	9,503,400	(988,354)	(495,507)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	(4,171,578)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	95,618,500	1,048,935	352,832
(5.00 Floor)/3 month USD-LIBOR-BBA/Mar-21 (Written)	Mar-21/5.00 Floor	1,000,000	222,000	175,500
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	95,618,500	9,562	8,606
1.333/3 month USD-LIBOR-BBA/Jan-24 (Written)	Jan-23/1.333	12,476,100	56,142	4,117
(1.333)/3 month USD-LIBOR-BBA/Jan-24 (Written)	Jan-23/1.333	12,476,100	56,142	(3,119)
(0.83)/3 month USD-LIBOR-BBA/Oct-21 (Written)	Oct-20/0.83	86,042,300	47,323	(12,046)
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975	95,618,500	3,688,962	(1,196,187)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229	95,618,500	10,852,700	(3,346,648)
Morgan Stanley & Co. International PLC
2.8025/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	64,429,600	(13,271,918)	4,904,381
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(613,535)	506,509
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	307,286
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	53,400,800	(294,238)	117,482
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	1,179,600	(134,592)	(113,383)
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775	53,400,800	(294,238)	(225,351)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	5,702,000	(873,546)	(569,915)
(2.8025)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.8025	64,429,600	(3,565,599)	(693,907)
2.7875/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	57,986,600	4,000,753	517,240
(2.7875)/3 month USD-LIBOR-BBA/Apr-59 (Written)	Apr-29/2.7875	57,986,600	12,298,314	(4,340,877)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	32,836,200	(900,697)	617,977
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125	32,836,200	(2,401,147)	(600,246)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	69,776,800	2,072,781	847,788
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30	69,776,800	557,804	(531,699)
Wells Fargo Bank, N.A.
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	46,012,800	(3,888,082)	4,173,361
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	46,012,800	(3,888,082)	(2,018,122)

Unrealized appreciation				47,401,341

Unrealized (depreciation)				(38,452,184)

Total				$8,949,157

TBA SALE COMMITMENTS OUTSTANDING at 1/31/20 (proceeds receivable $539,157,676) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 5.00%, 2/1/50	$51,000,000	2/20/20	$53,972,341
Uniform Mortgage-Backed Securities, 5.00%, 2/1/50	2,000,000	2/12/20	2,142,812
Uniform Mortgage-Backed Securities, 3.50%, 2/1/50	291,000,000	2/12/20	300,412,046
Uniform Mortgage-Backed Securities, 3.00%, 2/1/50	179,000,000	2/12/20	183,069,458

Total			$539,596,657

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$13,976,000	$5,363,024		$(477)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$5,406,430
		5,000,000	455		(31)	5/26/20	3 month USD-LIBOR-BBA plus 12.70% — Semiannually	6 month USD-LIBOR-BBA — Semiannually	(851)
		95,618,500	13,127,464		(1,354)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,209,767)
		52,781,400	7,402,961		(747)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	7,900,152
		76,494,800	11,560,124		(1,688,681)	12/3/29	3 month USD-LIBOR-BBA — Quarterly	3.096% — Semiannually	10,010,064
		2,954,000	74,314	(E)	(16)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	74,297
		7,645,700	185,791	(E)	(43)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(185,833)
		13,769,100	1,456,895		(183)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,570,909)
		16,004,800	597,875	(E)	(3,239)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	594,636
		5,533,100	138,931	(E)	(945)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	137,985
		19,929,186	2,506,474	(E)	(282)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	2,506,192
		36,896,800	4,090,047	(E)	(522)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,090,570)
		7,498,500	1,703,209	(E)	(256)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,703,465)
		38,657,700	3,531,922	(E)	(19,876)	3/26/30	2.44% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,551,798)
		9,968,700	199,872	(E)	(56)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	199,817
		14,633,000	296,567	(E)	(82)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	296,486
		52,187,400	3,095,183	(E)	(739)	3/4/30	2.098% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,095,921)
		5,512,000	306,914	(E)	(123)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	306,791
		30,229,900	1,967,725	(E)	(428)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,968,153)
		31,819,500	2,096,269	(E)	—	12/14/30	2.1935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,096,269)
		13,411,400	2,205,692	(E)	—	6/14/52	2.4105% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,205,692)
		18,851,000	575,257	(E)	(212)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	575,045
		1,576,600	220,920	(E)	(54)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(220,973)
		13,828,500	768,146	(E)	(196)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(768,341)
		10,143,500	471,257	(E)	(144)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(471,401)
		1,265,600	159,915	(E)	(43)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(159,958)
		28,492,700	1,442,272	(E)	(403)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,442,675)
		7,413,500	966,972	(E)	(253)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(967,225)
		30,390,200	1,458,790	(E)	(1,036)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,459,827)
		65,592,200	226,883	(E)	(929)	8/28/30	1.5095% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(227,812)
		24,992,000	523,932	(E)	(852)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	523,080
		69,368,800	518,324		(561)	9/30/24	1.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(743,955)
		69,368,800	618,492		(561)	10/1/24	1.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(862,458)
		837,500	4,124	(E)	705	3/18/22	3 month USD-LIBOR-BBA — Quarterly	1.60% — Semiannually	4,829
		751,989,600	3,702,797	(E)	(641,152)	3/18/22	1.60% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,343,948)
		141,193,400	10,865,115	(E)	(98,196)	3/18/50	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	10,766,920
		432,900	33,313	(E)	(1,563)	3/18/50	2.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(34,876)
		401,409,200	10,694,745	(E)	3,015,007	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.75% — Semiannually	13,709,752
		4,100,500	109,250	(E)	(30,810)	3/18/30	1.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(140,060)
		49,581,600	622,348	(E)	90,432	3/18/25	1.58% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(531,917)
		6,416,700	462,567	(E)	383,510	3/18/50	1.98% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(79,057)
		5,999,900	148,600	(E)	(13,568)	3/18/30	1.73% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(162,167)
		337,177,300	4,966,284	(E)	(968,628)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,934,912)
		16,918,500	619,843	(E)	(240)	12/21/30	3 month USD-LIBOR-BBA — Quarterly	1.88% — Semiannually	619,604
		4,931,000	21,376		(19)	1/7/22	1.631% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(20,339)
		7,570,000	195,760		(100)	1/8/30	1.744% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(194,847)
		105,740,700	2,290,449		(226,982)	1/28/30	3 month USD-LIBOR-BBA — Quarterly	1.698% — Semiannually	2,057,335
		509,000	33,428	(E)	(17)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(33,445)
		42,777,000	1,216,065		(14,244)	1/16/30	1.771% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,226,842)
		79,437,400	2,115,895		(1,044)	1/31/30	1.7505% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,113,018)
		62,415,100	1,647,821		(821)	1/31/30	1.748% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,645,561)
		141,852,500	2,945,142		(228,844)	1/31/30	3 month USD-LIBOR-BBA — Quarterly	1.688% — Semiannually	2,672,392
		702,100	37,322	(E)	(24)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	37,298

	Total				$(459,922)				$934,263
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
$102,082	$97,561	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(3,395)
175,422	170,101	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(3,238)
Barclays Bank PLC
2,219,293	2,223,216	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	6,264
336,004	336,598	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	948
1,612,651	1,616,874	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	6,279
144,413	144,791	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	562
33,276,443	33,395,355	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	168,119
3,210,515	3,218,323	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	12,562
238,464	239,154	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,049
2,136,842	2,141,863	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(9,006)
36,554,864	36,691,390	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(209,388)
415,442	400,041	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(11,348)
41,611	40,069	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,137)
261,071	249,509	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(8,682)
80,338	76,780	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,672)
62,399	61,224	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	407
371,951	366,775	—	1/12/36	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	716
141,904	141,025	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	770
278,054	276,785	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,954
31,384	31,241	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	220
Citibank, N.A.
2,722,382	2,732,110	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	13,754
645,051	647,356	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	3,259
Credit Suisse International
6,139,428	6,145,677	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	14,077
634,965	625,373	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(2,086)
340,677	320,791	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(16,351)
316,162	302,683	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(10,310)
317,382	298,855	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(15,233)
230,390	220,568	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(7,513)
119,777	115,337	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3,272)
975,638	931,370	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(33,453)
390,991	373,676	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(13,002)
341,666	326,163	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(11,715)
1,584,908	1,514,718	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	52,706
187,081	184,658	—	1/12/39	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	191
301,965	296,277	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,968
Goldman Sachs International
123,983	124,446	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(710)
330,584	331,819	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,894)
916,950	920,375	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(5,252)
2,440,824	2,449,940	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(13,981)
3,343,671	3,356,159	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(19,153)
774,552	749,235	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	18,025
638,792	611,559	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(20,831)
432,562	416,526	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	11,816
639,903	611,564	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(21,280)
339,096	323,710	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(11,627)
27,237	26,031	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(906)
127,175	123,318	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(2,347)
589,139	578,041	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	3,839
371,951	366,775	—	1/12/36	5.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	(716)
885,856	880,368	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	4,806
636,040	632,100	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	3,451
352,338	350,155	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,912
11,457	11,386	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	62
436,978	434,984	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	3,070
398,732	396,912	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,801
386,354	384,591	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,714
307,591	306,187	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,161
132,861	132,254	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	933
JPMorgan Chase Bank N.A.
83,285	79,597	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,770)
589,165	578,066	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	3,840
JPMorgan Securities LLC
413,667	407,418	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,359
1,185,344	1,134,810	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	38,655
1,215,137	1,164,018	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(37,866)
1,215,137	1,164,018	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	37,865

Upfront premium received		—	Unrealized appreciation			423,114

Upfront premium (paid)		—	Unrealized (depreciation)			(501,134)

	Total	$—			Total	$(78,020)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$13,534	$198,000	$12,355	5/11/63	300 bp — Monthly	$1,294
	CMBX NA BBB-.6 Index	BBB-/P	26,395	438,000	27,331	5/11/63	300 bp — Monthly	(680)
	CMBX NA BBB-.6 Index	BBB-/P	54,079	876,000	54,662	5/11/63	300 bp — Monthly	(72)
	CMBX NA BBB-.6 Index	BBB-/P	51,528	904,000	56,410	5/11/63	300 bp — Monthly	(4,354)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	(20,559)	2,261,000	21,027	5/11/63	200 bp — Monthly	1,348
	CMBX NA BB.6 Index	BB-/P	307,020	1,462,000	204,388	5/11/63	500 bp — Monthly	104,054
	CMBX NA BB.7 Index	BB/P	51,285	399,000	21,746	1/17/47	500 bp — Monthly	29,927
	CMBX NA BB.7 Index	BB/P	64,288	463,000	25,234	1/17/47	500 bp — Monthly	39,505
	CMBX NA BB.7 Index	BB/P	26,163	513,000	27,959	1/17/47	500 bp — Monthly	(1,582)
	CMBX NA BB.7 Index	BB/P	39,677	1,052,000	57,334	1/17/47	500 bp — Monthly	(16,634)
	CMBX NA BB.7 Index	BB/P	162,095	1,342,000	73,139	1/17/47	500 bp — Monthly	90,261
	CMBX NA BBB-.6 Index	BBB-/P	24,051	481,000	30,014	5/11/63	300 bp — Monthly	(5,683)
	CMBX NA BBB-.6 Index	BBB-/P	23,822	481,000	30,014	5/11/63	300 bp — Monthly	(5,912)
	CMBX NA BBB-.6 Index	BBB-/P	81,880	922,000	57,533	5/11/63	300 bp — Monthly	24,885
	CMBX NA BBB-.6 Index	BBB-/P	129,972	1,463,000	91,291	5/11/63	300 bp — Monthly	39,534
	CMBX NA BBB-.6 Index	BBB-/P	154,891	1,812,000	113,069	5/11/63	300 bp — Monthly	42,880
	CMBX NA BBB-.6 Index	BBB-/P	207,437	2,132,000	133,037	5/11/63	300 bp — Monthly	75,644
	CMBX NA BBB-.6 Index	BBB-/P	153,610	2,543,000	158,683	5/11/63	300 bp — Monthly	(3,590)
	CMBX NA BBB-.6 Index	BBB-/P	206,855	2,605,000	162,552	5/11/63	300 bp — Monthly	45,822
	CMBX NA BBB-.6 Index	BBB-/P	277,571	3,047,000	190,133	5/11/63	300 bp — Monthly	89,216
	CMBX NA BBB-.6 Index	BBB-/P	356,863	3,574,000	223,018	5/11/63	300 bp — Monthly	135,931
	CMBX NA BBB-.6 Index	BBB-/P	400,650	3,916,000	244,358	5/11/63	300 bp — Monthly	158,576
	CMBX NA BBB-.6 Index	BBB-/P	369,391	4,066,000	253,718	5/11/63	300 bp — Monthly	118,045
	CMBX NA BBB-.6 Index	BBB-/P	371,038	4,103,000	256,027	5/11/63	300 bp — Monthly	117,404
	CMBX NA BBB-.6 Index	BBB-/P	358,436	4,182,000	260,957	5/11/63	300 bp — Monthly	99,919
	CMBX NA BBB-.6 Index	BBB-/P	443,577	4,359,000	272,002	5/11/63	300 bp — Monthly	174,118
	CMBX NA BBB-.6 Index	BBB-/P	374,113	4,417,000	275,621	5/11/63	300 bp — Monthly	101,069
	CMBX NA BBB-.6 Index	BBB-/P	280,564	4,417,000	275,621	5/11/63	300 bp — Monthly	6,784
	CMBX NA BBB-.6 Index	BBB-/P	493,932	5,781,000	360,734	5/11/63	300 bp — Monthly	136,570
	CMBX NA BBB-.6 Index	BBB-/P	534,307	5,858,000	365,539	5/11/63	300 bp — Monthly	172,185
	CMBX NA BBB-.6 Index	BBB-/P	560,309	6,213,000	387,691	5/11/63	300 bp — Monthly	176,242
	CMBX NA BBB-.6 Index	BBB-/P	579,638	6,355,000	396,552	5/11/63	300 bp — Monthly	186,794
	CMBX NA BBB-.6 Index	BBB-/P	645,151	6,442,000	401,981	5/11/63	300 bp — Monthly	246,928
	CMBX NA BBB-.6 Index	BBB-/P	589,999	6,451,000	402,542	5/11/63	300 bp — Monthly	191,220
	CMBX NA BBB-.6 Index	BBB-/P	632,040	6,981,000	435,614	5/11/63	300 bp — Monthly	200,498
	CMBX NA BBB-.6 Index	BBB-/P	647,266	7,642,000	476,861	5/11/63	300 bp — Monthly	174,863
	CMBX NA BBB-.6 Index	BBB-/P	864,954	16,989,000	1,060,114	5/11/63	300 bp — Monthly	(185,249)
	CMBX NA BBB-.6 Index	BBB-/P	2,482,878	26,223,000	1,636,315	5/11/63	300 bp — Monthly	861,859
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(34,708)	31,430,000	292,299	5/11/63	200 bp — Monthly	269,814
	CMBX NA A.7 Index	A-/P	102,321	2,780,000	82,844	1/17/47	200 bp — Monthly	186,246
	CMBX NA A.7 Index	A-/P	11,938	287,000	8,553	1/17/47	200 bp — Monthly	20,602
	CMBX NA BB.7 Index	BB/P	97,913	732,000	39,894	1/17/47	500 bp — Monthly	58,731
	CMBX NA BBB-.6 Index	BBB-/P	4,441,511	47,269,000	2,949,586	5/11/63	300 bp — Monthly	1,519,499
	CMBX NA BBB-.7 Index	BBB-/P	51,666	699,000	2,516	1/17/47	300 bp — Monthly	49,558
	CMBX NA BBB-.7 Index	BBB-/P	143,564	2,186,000	7,870	1/17/47	300 bp — Monthly	136,970
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	214,889	4,245,000	39,479	5/11/63	200 bp — Monthly	256,018
	CMBX NA A.6 Index	A/P	224,300	3,497,000	32,522	5/11/63	200 bp — Monthly	258,182
	CMBX NA A.6 Index	A/P	(32,020)	3,372,000	31,360	5/11/63	200 bp — Monthly	277
	CMBX NA A.6 Index	A/P	148,581	3,016,000	28,049	5/11/63	200 bp — Monthly	177,803
	CMBX NA A.6 Index	A/P	152,946	2,939,000	27,333	5/11/63	200 bp — Monthly	181,421
	CMBX NA A.6 Index	A/P	130,272	2,529,000	23,520	5/11/63	200 bp — Monthly	154,776
	CMBX NA A.6 Index	A/P	165,367	2,518,000	23,417	5/11/63	200 bp — Monthly	189,763
	CMBX NA A.6 Index	A/P	109,667	1,964,000	18,265	5/11/63	200 bp — Monthly	128,696
	CMBX NA A.6 Index	A/P	55,332	1,789,000	16,638	5/11/63	200 bp — Monthly	72,665
	CMBX NA A.6 Index	A/P	88,084	1,783,000	16,582	5/11/63	200 bp — Monthly	105,359
	CMBX NA A.6 Index	A/P	(1,055)	1,740,000	16,182	5/11/63	200 bp — Monthly	15,804
	CMBX NA A.6 Index	A/P	65,795	1,256,000	11,681	5/11/63	200 bp — Monthly	77,964
	CMBX NA A.6 Index	A/P	(1,095)	602,000	5,599	5/11/63	200 bp — Monthly	4,738
	CMBX NA A.6 Index	A/P	16,026	526,000	4,892	5/11/63	200 bp — Monthly	21,123
	CMBX NA A.6 Index	A/P	5,271	168,000	1,562	5/11/63	200 bp — Monthly	6,898
	CMBX NA BBB-.6 Index	BBB-/P	1,869	37,000	2,309	5/11/63	300 bp — Monthly	(418)
	CMBX NA BBB-.6 Index	BBB-/P	11,786	112,000	6,989	5/11/63	300 bp — Monthly	4,862
	CMBX NA BBB-.6 Index	BBB-/P	12,607	146,000	9,110	5/11/63	300 bp — Monthly	3,582
	CMBX NA BBB-.6 Index	BBB-/P	18,143	375,000	23,400	5/11/63	300 bp — Monthly	(5,039)
	CMBX NA BBB-.6 Index	BBB-/P	43,346	392,000	24,461	5/11/63	300 bp — Monthly	19,114
	CMBX NA BBB-.6 Index	BBB-/P	43,389	401,000	25,022	5/11/63	300 bp — Monthly	18,600
	CMBX NA BBB-.6 Index	BBB-/P	43,557	401,000	25,022	5/11/63	300 bp — Monthly	18,768
	CMBX NA BBB-.6 Index	BBB-/P	39,801	503,000	31,387	5/11/63	300 bp — Monthly	8,708
	CMBX NA BBB-.6 Index	BBB-/P	32,711	671,000	41,870	5/11/63	300 bp — Monthly	(8,768)
	CMBX NA BBB-.6 Index	BBB-/P	33,283	671,000	41,870	5/11/63	300 bp — Monthly	(8,196)
	CMBX NA BBB-.6 Index	BBB-/P	77,301	714,000	44,554	5/11/63	300 bp — Monthly	33,164
	CMBX NA BBB-.6 Index	BBB-/P	68,535	1,006,000	62,774	5/11/63	300 bp — Monthly	6,348
	CMBX NA BBB-.6 Index	BBB-/P	134,237	1,144,000	71,386	5/11/63	300 bp — Monthly	63,518
	CMBX NA BBB-.6 Index	BBB-/P	71,141	1,402,000	87,485	5/11/63	300 bp — Monthly	(15,526)
	CMBX NA BBB-.6 Index	BBB-/P	200,757	1,446,000	90,230	5/11/63	300 bp — Monthly	111,370
	CMBX NA BBB-.6 Index	BBB-/P	407,935	2,864,000	178,714	5/11/63	300 bp — Monthly	230,893
	CMBX NA BBB-.7 Index	BBB-/P	49,185	605,000	2,178	1/17/47	300 bp — Monthly	47,360
	CMBX NA BBB-.7 Index	BBB-/P	126,786	1,819,000	6,548	1/17/47	300 bp — Monthly	121,298
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB-/P	65,823	311,000	43,478	5/11/63	500 bp — Monthly	22,648
	CMBX NA A.6 Index	A/P	1,271,319	55,263,000	513,946	5/11/63	200 bp — Monthly	1,806,757
	CMBX NA A.6 Index	A/P	142,994	14,145,000	131,549	5/11/63	200 bp — Monthly	280,043
	CMBX NA A.6 Index	A/P	20,784	2,056,000	19,121	5/11/63	200 bp — Monthly	40,705
	CMBX NA A.6 Index	A/P	(134)	450,000	4,185	5/11/63	200 bp — Monthly	4,226
	CMBX NA BB.10 Index	BB-/P	76,868	958,000	62,749	5/11/63	500 bp — Monthly	15,051
	CMBX NA BB.7 Index	BB/P	46,856	902,000	49,159	1/17/47	500 bp — Monthly	(1,928)
	CMBX NA BBB-.6 Index	BBB-/P	81,683	669,000	41,746	5/11/63	300 bp — Monthly	40,327
	CMBX NA BBB-.6 Index	BBB-/P	66,192	744,000	46,426	5/11/63	300 bp — Monthly	20,200
	CMBX NA BBB-.6 Index	BBB-/P	59,258	939,000	58,594	5/11/63	300 bp — Monthly	1,212
	CMBX NA BBB-.6 Index	BBB-/P	133,810	1,341,000	83,678	5/11/63	300 bp — Monthly	50,914
	CMBX NA BBB-.6 Index	BBB-/P	217,251	1,777,000	110,885	5/11/63	300 bp — Monthly	107,403
	CMBX NA BBB-.6 Index	BBB-/P	190,215	1,891,000	117,998	5/11/63	300 bp — Monthly	73,319
	CMBX NA BBB-.6 Index	BBB-/P	194,205	1,946,000	121,430	5/11/63	300 bp — Monthly	73,909
	CMBX NA BBB-.6 Index	BBB-/P	172,947	2,783,000	173,659	5/11/63	300 bp — Monthly	911
	CMBX NA BBB-.6 Index	BBB-/P	309,853	3,006,000	187,574	5/11/63	300 bp — Monthly	124,032
	CMBX NA BBB-.6 Index	BBB-/P	277,571	3,047,000	190,133	5/11/63	300 bp — Monthly	89,216
	CMBX NA BBB-.6 Index	BBB-/P	322,316	3,351,000	209,102	5/11/63	300 bp — Monthly	115,169
	CMBX NA BBB-.6 Index	BBB-/P	443,874	3,595,000	224,328	5/11/63	300 bp — Monthly	221,643
	CMBX NA BBB-.6 Index	BBB-/P	399,835	4,051,000	252,782	5/11/63	300 bp — Monthly	149,416
	CMBX NA BBB-.6 Index	BBB-/P	803,035	7,927,000	494,645	5/11/63	300 bp — Monthly	313,015
	CMBX NA BBB-.6 Index	BBB-/P	6,512,852	49,230,000	3,071,952	5/11/63	300 bp — Monthly	3,469,618
	CMBX NA BBB-.7 Index	BBB-/P	392	15,000	54	1/17/47	300 bp — Monthly	347
	CMBX NA BBB-.7 Index	BBB-/P	93,740	709,000	2,552	1/17/47	300 bp — Monthly	91,601
	CMBX NA BBB-.7 Index	BBB-/P	436,274	3,609,000	12,992	1/17/47	300 bp — Monthly	425,387
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	(77,885)	4,684,000	43,561	5/11/63	200 bp — Monthly	(32,503)
	CMBX NA BBB-.6 Index	BBB-/P	144,127	1,593,000	99,403	5/11/63	300 bp — Monthly	45,653
	CMBX NA BBB-.6 Index	BBB-/P	141,186	1,851,000	115,502	5/11/63	300 bp — Monthly	26,763
	CMBX NA BBB-.6 Index	BBB-/P	1,250,695	14,007,000	874,037	5/11/63	300 bp — Monthly	384,829
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	201,817	1,459,000	91,042	5/11/63	300 bp — Monthly	111,626
	CMBX NA A.6 Index	A/P	(114,550)	6,598,000	61,361	5/11/63	200 bp — Monthly	(50,622)
	CMBX NA A.6 Index	A/P	44,711	4,716,000	43,859	5/11/63	200 bp — Monthly	90,403
	CMBX NA A.6 Index	A/P	3,311	1,218,000	11,327	5/11/63	200 bp — Monthly	15,112
	CMBX NA A.6 Index	A/P	—	643,000	5,980	5/11/63	200 bp — Monthly	6,230
	CMBX NA BBB-.6 Index	BBB-/P	37,481	329,000	20,530	5/11/63	300 bp — Monthly	17,144
	CMBX NA BBB-.6 Index	BBB-/P	60,396	493,000	30,763	5/11/63	300 bp — Monthly	29,920
	CMBX NA BBB-.6 Index	BBB-/P	59,702	504,000	31,450	5/11/63	300 bp — Monthly	28,547
	CMBX NA BBB-.6 Index	BBB-/P	65,454	556,000	34,694	5/11/63	300 bp — Monthly	31,084
	CMBX NA BBB-.6 Index	BBB-/P	66,515	562,000	35,069	5/11/63	300 bp — Monthly	31,774
	CMBX NA BBB-.6 Index	BBB-/P	62,758	703,000	43,867	5/11/63	300 bp — Monthly	19,301
	CMBX NA BBB-.6 Index	BBB-/P	77,624	732,000	45,677	5/11/63	300 bp — Monthly	32,374
	CMBX NA BBB-.6 Index	BBB-/P	152,224	1,062,000	66,269	5/11/63	300 bp — Monthly	86,575
	CMBX NA BBB-.6 Index	BBB-/P	101,311	1,324,000	82,618	5/11/63	300 bp — Monthly	19,466
	CMBX NA BBB-.6 Index	BBB-/P	92,170	1,469,000	91,666	5/11/63	300 bp — Monthly	1,362
	CMBX NA BBB-.6 Index	BBB-/P	134,909	1,598,000	99,715	5/11/63	300 bp — Monthly	36,126
	CMBX NA BBB-.6 Index	BBB-/P	138,543	1,611,000	100,526	5/11/63	300 bp — Monthly	38,956
	CMBX NA BBB-.6 Index	BBB-/P	198,484	1,754,000	109,450	5/11/63	300 bp — Monthly	90,057
	CMBX NA BBB-.6 Index	BBB-/P	109,249	1,859,000	116,002	5/11/63	300 bp — Monthly	(5,668)
	CMBX NA BBB-.6 Index	BBB-/P	349,990	2,255,000	140,712	5/11/63	300 bp — Monthly	210,593
	CMBX NA BBB-.6 Index	BBB-/P	242,778	2,258,000	140,899	5/11/63	300 bp — Monthly	103,196
	CMBX NA BBB-.6 Index	BBB-/P	295,288	2,397,000	149,573	5/11/63	300 bp — Monthly	147,113
	CMBX NA BBB-.6 Index	BBB-/P	210,437	2,447,000	152,693	5/11/63	300 bp — Monthly	59,172
	CMBX NA BBB-.6 Index	BBB-/P	301,001	2,484,000	155,002	5/11/63	300 bp — Monthly	147,448
	CMBX NA BBB-.6 Index	BBB-/P	388,470	2,584,000	161,242	5/11/63	300 bp — Monthly	228,736
	CMBX NA BBB-.6 Index	BBB-/P	394,816	2,697,000	168,293	5/11/63	300 bp — Monthly	228,097
	CMBX NA BBB-.6 Index	BBB-/P	321,228	3,219,000	200,866	5/11/63	300 bp — Monthly	122,240
	CMBX NA BBB-.6 Index	BBB-/P	448,144	3,500,000	218,400	5/11/63	300 bp — Monthly	231,786
	CMBX NA BBB-.6 Index	BBB-/P	319,410	3,753,000	234,187	5/11/63	300 bp — Monthly	87,412
	CMBX NA BBB-.6 Index	BBB-/P	351,519	4,164,000	259,834	5/11/63	300 bp — Monthly	94,115
	CMBX NA BBB-.6 Index	BBB-/P	444,234	5,184,000	323,482	5/11/63	300 bp — Monthly	123,776
	CMBX NA BBB-.6 Index	BBB-/P	1,029,223	6,766,000	422,198	5/11/63	300 bp — Monthly	610,972

Upfront premium received			41,262,223		Unrealized appreciation			19,498,894

Upfront premium (paid)			(282,006)		Unrealized (depreciation)			(352,424)

	Total		$40,980,217				Total	$19,146,470
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,164)	$157,000	$4,679	1/17/47	(200 bp) — Monthly	$(5,904)
	CMBX NA BB.10 Index	(46,755)	448,000	29,344	11/17/59	(500 bp) — Monthly	(17,846)
	CMBX NA BB.10 Index	(40,460)	369,000	24,170	11/17/59	(500 bp) — Monthly	(16,650)
	CMBX NA BB.11 Index	(217,562)	3,013,000	158,785	11/18/54	(500 bp) — Monthly	(61,706)
	CMBX NA BB.11 Index	(173,870)	1,342,000	70,723	11/18/54	(500 bp) — Monthly	(104,451)
	CMBX NA BB.11 Index	(59,602)	867,000	45,691	11/18/54	(500 bp) — Monthly	(14,754)
	CMBX NA BB.11 Index	(24,535)	481,000	25,349	11/18/54	(500 bp) — Monthly	346
	CMBX NA BB.11 Index	(24,952)	481,000	25,349	11/18/54	(500 bp) — Monthly	(71)
	CMBX NA BB.11 Index	(43,360)	460,000	24,242	11/18/54	(500 bp) — Monthly	(19,566)
	CMBX NA BB.8 Index	(163,027)	1,313,000	155,591	10/17/57	(500 bp) — Monthly	(8,713)
	CMBX NA BB.8 Index	(63,214)	360,000	42,660	10/17/57	(500 bp) — Monthly	(20,904)
	CMBX NA BB.9 Index	(654,620)	6,342,000	273,974	9/17/58	(500 bp) — Monthly	(386,811)
	CMBX NA BB.9 Index	(173,751)	2,693,000	116,338	9/17/58	(500 bp) — Monthly	(60,032)
	CMBX NA BB.9 Index	(42,410)	1,052,000	45,446	9/17/58	(500 bp) — Monthly	2,014
	CMBX NA BB.9 Index	(61,874)	959,000	41,429	9/17/58	(500 bp) — Monthly	(21,378)
	CMBX NA BB.9 Index	(23,708)	604,000	26,093	9/17/58	(500 bp) — Monthly	2,133
	Credit Suisse International
	CMBX NA BB.10 Index	(123,951)	929,000	60,850	11/17/59	(500 bp) — Monthly	(64,004)
	CMBX NA BB.10 Index	(110,117)	926,000	60,653	11/17/59	(500 bp) — Monthly	(50,365)
	CMBX NA BB.10 Index	(60,658)	488,000	31,964	11/17/59	(500 bp) — Monthly	(29,168)
	CMBX NA BB.7 Index	(11,314)	641,000	89,612	5/11/63	(500 bp) — Monthly	77,675
	CMBX NA BB.7 Index	(173,028)	938,000	51,121	1/17/47	(500 bp) — Monthly	(122,819)
	CMBX NA BB.7 Index	(140,307)	853,000	46,489	1/17/47	(500 bp) — Monthly	(94,648)
	CMBX NA BB.8 Index	(115,646)	660,000	78,210	10/17/57	(500 bp) — Monthly	(38,078)
	CMBX NA BB.9 Index	(343,546)	3,427,000	148,046	9/17/58	(500 bp) — Monthly	(198,832)
	Goldman Sachs International
	CMBX NA BB.7 Index	(175,691)	1,161,000	63,275	1/17/47	(500 bp) — Monthly	(113,546)
	CMBX NA BB.7 Index	(691,993)	3,408,000	185,736	1/17/47	(500 bp) — Monthly	(509,571)
	CMBX NA BB.7 Index	(173,838)	1,061,000	57,825	1/17/47	(500 bp) — Monthly	(117,045)
	CMBX NA BB.7 Index	(42,606)	252,000	13,734	1/17/47	(500 bp) — Monthly	(29,117)
	CMBX NA BB.9 Index	(136,116)	1,263,000	54,562	9/17/58	(500 bp) — Monthly	(82,782)
	CMBX NA BB.9 Index	(82,025)	786,000	33,955	9/17/58	(500 bp) — Monthly	(48,834)
	CMBX NA BB.9 Index	(78,897)	663,000	28,642	9/17/58	(500 bp) — Monthly	(50,900)
	CMBX NA BB.9 Index	(79,792)	663,000	28,642	9/17/58	(500 bp) — Monthly	(51,795)
	CMBX NA BB.9 Index	(18,719)	482,000	20,822	9/17/58	(500 bp) — Monthly	1,835
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(61,347)	2,910,000	86,718	1/17/47	(200 bp) — Monthly	(149,197)
	CMBX NA BB.11 Index	(326,654)	3,022,000	159,259	11/18/54	(500 bp) — Monthly	(170,333)
	CMBX NA BB.11 Index	(166,953)	2,449,000	129,062	11/18/54	(500 bp) — Monthly	(40,272)
	CMBX NA BB.11 Index	(212,831)	2,140,000	112,778	11/18/54	(500 bp) — Monthly	(102,134)
	CMBX NA BB.11 Index	(186,207)	1,870,000	98,549	11/18/54	(500 bp) — Monthly	(89,476)
	CMBX NA BB.11 Index	(111,461)	1,635,000	86,165	11/18/54	(500 bp) — Monthly	(26,886)
	CMBX NA BB.11 Index	(157,644)	1,535,000	80,895	11/18/54	(500 bp) — Monthly	(78,242)
	CMBX NA BB.11 Index	(23,489)	464,000	24,453	11/18/54	(500 bp) — Monthly	513
	CMBX NA BB.12 Index	(87,358)	958,000	59,492	8/17/61	(500 bp) — Monthly	(28,797)
	CMBX NA BB.6 Index	(111,356)	792,000	110,722	5/11/63	(500 bp) — Monthly	(1,405)
	CMBX NA BB.6 Index	(48,901)	340,000	47,532	5/11/63	(500 bp) — Monthly	(1,699)
	CMBX NA BB.7 Index	(450,515)	3,560,000	194,020	1/17/47	(500 bp) — Monthly	(259,957)
	CMBX NA BB.9 Index	(94,961)	1,647,000	71,150	9/17/58	(500 bp) — Monthly	(25,412)
	CMBX NA BB.9 Index	(66,454)	1,569,000	67,781	9/17/58	(500 bp) — Monthly	(199)
	CMBX NA BB.9 Index	(2,548)	18,000	778	9/17/58	(500 bp) — Monthly	(1,788)
	CMBX NA BB.9 Index	(840)	6,000	259	9/17/58	(500 bp) — Monthly	(586)
	CMBX NA BBB-.7 Index	(71,107)	1,874,000	6,746	1/17/47	(300 bp) — Monthly	(65,453)
	CMBX NA BBB-.7 Index	(31,763)	875,000	3,150	1/17/47	(300 bp) — Monthly	(29,124)
	Merrill Lynch International
	CMBX NA BB.10 Index	(50,925)	895,000	58,623	11/17/59	(500 bp) — Monthly	6,827
	CMBX NA BB.11 Index	(214,569)	2,140,000	112,778	11/18/54	(500 bp) — Monthly	(103,872)
	CMBX NA BB.11 Index	(53,070)	990,000	52,173	11/18/54	(500 bp) — Monthly	(1,859)
	CMBX NA BB.9 Index	(433,319)	11,123,000	480,514	9/17/58	(500 bp) — Monthly	36,380
	CMBX NA BBB-.7 Index	(69,410)	847,000	3,049	1/17/47	(300 bp) — Monthly	(66,855)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(148,658)	1,459,000	5,252	1/17/47	(300 bp) — Monthly	(144,256)
	CMBX NA BB.10 Index	(46,985)	448,000	29,344	11/17/59	(500 bp) — Monthly	(18,076)
	CMBX NA BB.11 Index	(246,500)	2,510,000	132,277	11/18/54	(500 bp) — Monthly	(116,664)
	CMBX NA BB.11 Index	(21,822)	229,000	12,068	11/18/54	(500 bp) — Monthly	(9,976)
	CMBX NA BB.11 Index	(14,446)	148,000	7,800	11/18/54	(500 bp) — Monthly	(6,790)
	CMBX NA BB.12 Index	(94,662)	1,324,000	82,220	8/17/61	(500 bp) — Monthly	(13,729)
	CMBX NA BB.12 Index	(59,946)	821,000	50,984	8/17/61	(500 bp) — Monthly	(9,760)
	CMBX NA BB.12 Index	(30,303)	371,000	23,039	9/17/58	(500 bp) — Monthly	(7,625)
	CMBX NA BB.9 Index	(112,432)	1,828,000	78,970	9/17/58	(500 bp) — Monthly	(35,240)
	CMBX NA BB.9 Index	(111,136)	1,828,000	78,970	9/17/58	(500 bp) — Monthly	(33,944)
	CMBX NA BB.9 Index	(123,364)	1,642,000	70,934	9/17/58	(500 bp) — Monthly	(54,026)
	CMBX NA BB.9 Index	(89,990)	1,462,000	63,158	9/17/58	(500 bp) — Monthly	(28,253)
	CMBX NA BB.9 Index	(161,020)	1,328,000	57,370	9/17/58	(500 bp) — Monthly	(104,941)
	CMBX NA BB.9 Index	(62,207)	1,152,000	49,766	9/17/58	(500 bp) — Monthly	(13,561)
	CMBX NA BB.9 Index	(52,192)	1,053,000	45,490	9/17/58	(500 bp) — Monthly	(7,726)
	CMBX NA BB.9 Index	(64,399)	753,000	32,530	9/17/58	(500 bp) — Monthly	(32,601)
	CMBX NA BB.9 Index	(63,213)	719,000	31,061	9/17/58	(500 bp) — Monthly	(32,851)
	CMBX NA BB.9 Index	(80,510)	664,000	28,685	9/17/58	(500 bp) — Monthly	(52,471)
	CMBX NA BB.9 Index	(21,024)	523,000	22,594	9/17/58	(500 bp) — Monthly	1,425
	CMBX NA BB.9 Index	(13,649)	148,000	6,394	9/17/58	(500 bp) — Monthly	(7,399)
	CMBX NA BBB-.7 Index	(8,250)	130,000	468	1/17/47	(300 bp) — Monthly	(7,861)

Upfront premium received		—			Unrealized appreciation		129,148

	Upfront premium (paid)	(9,033,498)			Unrealized (depreciation)		(4,321,586)

	Total	$(9,033,498)				Total	$(4,192,438)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2019 through January 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,765,461,148.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,004,625, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/20
Short-term investments
	Putnam Short Term Investment Fund*	$257,739,729	$55,000,000	$31,924,718	$1,251,354	$280,815,011

	Total Short-term investments	$257,739,729	$55,000,000	$31,924,718	$1,251,354	$280,815,011
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $4,253,750.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $16,625,190.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $10,430,768.
(FWC)	Forward commitment, in part or in entirety.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $1,603,465,420 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $222,517,080 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $16,661,781 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $16,625,190 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$38,493,304	$—
Corporate bonds and notes	—	641,991,958	—
Mortgage-backed securities	—	889,214,694	—
Municipal bonds and notes	—	3,498,136	—
Purchased options outstanding	—	309,348	—
Purchased swap options outstanding	—	48,818,129	—
U.S. government and agency mortgage obligations	—	1,677,773,282	—
U.S. treasury obligations	—	19,762	—
Short-term investments	288,955,011	671,729,847	—

Totals by level	$288,955,011	$3,971,848,460	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$6,425,079	$—	$—
Written options outstanding	—	(4,680)	—
Written swap options outstanding	—	(38,505,558)	—
Forward premium swap option contracts	—	8,949,157	—
TBA sale commitments	—	(539,596,657)	—
Interest rate swap contracts	—	1,394,185	—
Total return swap contracts	—	(78,020)	—
Credit default contracts	—	(16,992,687)	—

Totals by level	$6,425,079	$(584,834,260)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$82,500,000
Purchased swap option contracts (contract amount)	$3,878,300,000
Written TBA commitment option contracts (contract amount)	$113,000,000
Written swap option contracts (contract amount)	$2,077,700,000
Futures contracts (number of contracts)	4,000
Centrally cleared interest rate swap contracts (notional)	$3,362,700,000
OTC total return swap contracts (notional)	$118,000,000
OTC credit default contracts (notional)	$632,600,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com